Port Street Quality Growth Fund
Port Street Quality Growth Fund
Port Street Quality Growth Fund

(A series of Managed Portfolio Series)

Institutional Class – PSQGX

Supplement dated February 13, 2019 to the Prospectus dated July 29, 2018, as supplemented.

Effective February 13, 2019, the expense limitation for the Port Street Quality Growth Fund (the “Fund”) is reduced to 0.97% of the average daily net assets of the Fund through at least July 28, 2020. The operating expenses limitation agreement is indefinite in term but after July 28, 2020, the Fund’s expense limitation will be 1.15%.

Therefore, the fees and expenses table and example found on page 1 of the Fund’s Prospectus are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Port Street Quality Growth Fund Institutional Class Shares
Management Fees	0.85%
Shareholder Servicing Plan Fees	0.10%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	1.27%
Less: Fee Waiver	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[1],[2]
[1]	The Total Annual Fund Operating Expenses After Fee Waiver does not correlate to the ratio of expenses to average net assets after expense reimbursement/waiver included in the Financial Highlights section of the Fund's Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	Port Street Investments, LLC (the "Adviser" or "Port Street") has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any AFFE, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.97% of the Fund's average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through July 28, 2020.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Port Street Quality Growth Fund | Institutional Class Shares | USD ($)	107	358	654	1,494

This supplement should be retained with your Prospectus for future reference.